Consolidated Statements of Operations - USD ($)		3 Months Ended			9 Months Ended				12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Revenue
Operating expenses:
General and administrative									13,227		6,808
Sales and marketing									1,000
Total operating expenses									14,227		6,808
Loss from operations									(14,227)		(6,808)
Other income (expense):
Loss on change in fair value of derivative liability									(276,100)
Other income									19,140
Net gain (loss)									$ (271,187)		$ (6,808)
Net gain (loss) per common share, basic and diluted									$ 0.00	[1]	$ (0.00)
Weighted-average common shares, basic and diluted									3,947,676,982		3,947,676,982
LandStar Inc. and Subsidiaries [Member]
Revenue
Operating expenses:
Research and development		37,262			104,732
General and administrative		514,058			1,714,372		5,475
Sales and marketing		11,518			34,947
Total operating expenses		562,838			1,854,051		5,475
Loss from operations		(562,838)			(1,854,051)		(5,475)
Other income (expense):
Interest expense		(13,408)			(22,115)
Loss on change in fair value of derivative liability		3,194,580			(3,168,020)
Other income					10,462
Total other expense		3,382,742			(2,978,103)
Net gain (loss)		$ 2,618,334			$ (5,034,538)		$ (5,475)
Net gain (loss) per common share, basic and diluted	[1]
Weighted- average common shares, basic		4,699,850,895	3,947,676,982		4,594,907,672		3,947,676,982
Weighted- average common shares, diluted		5,700,728,525		[2]		[2]		[2]

[1]	Less than $(0.01) per share
[2]	Weighted average diluted is the same as basic for periods with net loss